PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net is comprised of the following:

	December 31,
	2023	2022
Cost:

Buildings and land	$83,775	$83,436
Computers, software and electronic equipment	64,262	59,047
Network equipment	39,473	35,749
Office furniture and equipment	4,108	3,911
Vehicles	299	266
Leasehold improvements	2,784	2,525

	194,701	184,934
Accumulated depreciation	120,386	108,356

Depreciated cost	$74,315	$76,578

The Company recorded a reduction of $419, $622, and $10,349 to the cost and accumulated depreciation of fully depreciated property and equipment that are no longer in use for the years ended December 31, 2023, 2022 and 2021, respectively.

b.	Depreciation expenses amounted to $12,690, $11,277 and $10,549 for the years ended December 31, 2023, 2022 and 2021, respectively.

c.
The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $5,401, $5,448 and $5,552 for the years ended December 31, 2023, 2022 and 2021, respectively. These amounts do not include the corresponding offsetting expenses related to this income.

d.
During the year ended December 31, 2021, a property of the Company in Germany was classified as held for sale. During the year ended December 31, 2022, the property was derecognized from the consolidated balance sheets. The Company recognized impairment of $771 and $651 in the consolidated statements of income (loss) for the year ended December 31, 2022 and 2021, respectively.

e.
During the year ended December 31, 2023, the Company entered into a definitive agreement for the sale of a real estate property in Bulgaria for $2,168. The Company recognized a capital gain of $2,084, which is presented under “Other operating expenses (income), net” in the consolidated statements of income (loss) for the year ended December 31, 2023.